Organization and Business Description	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description

Note 1. Organization and Business Description

Pitanium Limited (“Pitanium”, the “Company”) is a company incorporated in British Virgin Islands on 22 October 2024. The Company is a holding company and conducts businesses primarily through its subsidiary (collectively, the “Group”). The principal activities of the Group encompass selling a diverse range of beauty products, including well-known brand name products and self-developed items, through both online platforms and retail outlets in Hong Kong.

Reorganization and Initial Public Offering

Pitanium Limited (“Pitanium”, “the Company”) was incorporated under the laws of the British Virgin Islands as the holding company of Here We Seoul Limited (“HWS”) on October 22, 2024.

On November 28, 2024, Pitanium acquired 100% of the equity interests from the Original shareholders in HWS, the primary operating subsidiary of the Company in Hong Kong. On October 25, 2024, and November 28, 2024, the Company issued proportionate shares to the Original shareholders of HWS, resulting in the same shareholding structure for the Company and HWS.

Due to the fact that the Company and its subsidiary were effectively controlled by the same shareholders immediately before and after the reorganization completed on November 28, 2024, as described above (the “Reorganization”), the Reorganization was accounted for as a recapitalization. The restructuring mentioned above has been accounted for as a transfer of assets among entities under common control as the beneficial interest of each shareholder immediately before and after the completion of the Reorganization remained unchanged. Mr. Ying Yeung Wong and Ms. Yuen Yi Young remain the controlling shareholders both immediately before and after completion of Reorganization. The Group’s Consolidated financial statements have been prepared as if the current corporate structure has been in existence since the beginning of the earliest comparative period presented.

On May 30, 2025, the Company successfully completed its initial public offering (“IPO”) and its ordinary shares commenced trading on NASDAQ Capital under the ticker symbol ”PTNM”.

As of September 30, 2025, the Company’s wholly owned subsidiary is Here We Seoul Limited, a company incorporated in Hong Kong on December 9, 2013. The principal of HWS is selling a diverse range of beauty products.